Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	$ 16,317
Payments due by period, less than 1-year	3,688
Payments due by period, 2-year	3,349
Payments due by period, 3-year	2,946
Payments due by period, 4-year	1,714
Payments due by period, 5-year	1,223
Payments due by period, more than 5-years	3,397
Services fees to the Manager [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	4,502
Payments due by period, less than 1-year	1,635
Payments due by period, 2-year	1,635
Payments due by period, 3-year	$ 1,232
Payments due by period, 4-year
Payments due by period, 5-year
Payments due by period, more than 5-years
Management fees to the Managers [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	$ 7,952
Payments due by period, less than 1-year	911
Payments due by period, 2-year	911
Payments due by period, 3-year	911
Payments due by period, 4-year	911
Payments due by period, 5-year	911
Payments due by period, more than 5-years	3,397
Interest on variable rate debt [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	339
Payments due by period, less than 1-year	$ 339
Payments due by period, 2-year
Payments due by period, 3-year
Payments due by period, 4-year
Payments due by period, 5-year
Payments due by period, more than 5-years
Hire on Leased Vessels [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	$ 3,524
Payments due by period, less than 1-year	803
Payments due by period, 2-year	803
Payments due by period, 3-year	803
Payments due by period, 4-year	803
Payments due by period, 5-year	$ 312
Payments due by period, more than 5-years